ADVANCE TO SUPPLIERS, NET (Tables)	6 Months Ended
Mar. 31, 2026
Advance To Suppliers Net
SCHEDULE OF ADVANCE TO SUPPLIERS, NET

Advance to suppliers, net consisted of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Advance for products and services from third parties	$8,606,539	$7,728,834
Less: allowance for expected credit losses	(4,496,482)	(3,196,567)
Advance to suppliers, net	$4,110,057	$4,532,267

SCHEDULE OF MOVEMENT OF ALLOWANCE FOR CREDIT LOSS ADVANCE TO SUPPLIER

The movement of allowance for credit losses for the six months ended March 31, 2026 and 2025 was as follows:

	2026	2025
	(Unaudited)	(Unaudited)
Balance at beginning of the period	$3,196,567	$1,669,088
Addition during the six-month period	1,197,262	1,907,921
Exchange differences	102,653	(39,715)
Balance at end of the period	$4,496,482	$3,537,294